Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following provides financial information concerning our reportable segments for the three and nine months ended September 30,:

	Three months ended September 30,		Nine months ended September 30,
	2016	2017	2016	2017
Revenues by segment
EGM	$38,377	$53,331	$116,153	$145,747
Table Products	674	1,099	2,005	2,442
Interactive	2,157	2,010	5,903	6,105

Total Revenues	$41,208	$56,440	$124,061	$154,294

Adjusted EBITDA by segment
EGM	20,943	29,756	68,704	81,450
Table Products	(380)	(232)	(1,395)	(721)
Interactive	(607)	(123)	(4,071)	(337)

Subtotal	19,956	29,401	63,238	80,392

Write downs and other:
Loss on disposal of long lived assets	248	490	558	3,000
Impairment of long lived assets	4,604	—	4,606	285
Fair value adjustments to contingent consideration and other items	(3,000)	—	(3,000)	(630)
Acquisition costs	—	—	(11)	—
Depreciation and amortization	19,419	16,931	60,527	53,598
Accretion of placement fees(1)	1,190	1,192	3,538	3,492
Acquisitions & integration related costs including restructuring & severance	2,685	71	5,034	899
Legal & litigation expenses including settlement payments	361	181	1,495	766
New jurisdictions and regulatory licensing costs	842	567	957	1,304
Non-cash charge on capitalized installation and delivery	353	359	1,193	1,284
Non-cash charges and loss on disposition of assets	285	—	2,352	686
Other adjustments	86	474	1,650	2,067
Interest expense	14,903	12,666	44,151	42,380
Interest income	(12)	(25)	(51)	(80)
Loss on extinguishment and modification of debt	—	—	—	8,129
Other expense (income)	392	(467)	6,314	(4,805)

Loss before income taxes	$(22,400)	$(3,038)	$(66,075)	$(31,983)

(1)	Non-cash item related to the accretion of contract rights under development agreements and placement fees.

The following provides financial information concerning our reportable segments for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
Revenues by segment
EGM	$72,028	$119,617	$156,407
Table Products	112	1,672	2,674
Interactive	—	2,003	7,725

Total Revenues	72,140	123,292	166,806

Adjusted EBITDA by segment
EGM	40,552	66,267	91,729
Table Products	(343)	(1,402)	(1,663)
Interactive	—	(2,518)	(4,727)

Subtotal	40,209	62,347	85,339

Write downs and other:
Loss on disposal of long lived assets	1,937	1,275	978
Impairment of long lived assets	2,327	4,993	5,295
Fair value adjustments to contingent consideration and other items	—	(2,667)	(3,000)
Acquisition costs	2,804	8,165	(11)
Depreciation and amortization	33,405	61,662	80,181
Accretion of placement fees(1)	58	496	4,702
Non-cash stock compensation	—	4,911	—
Acquisitions & integration related costs including restructuring & severance	3,582	7,818	5,411
Legal & litigation expenses including settlement payments	450	1,916	1,565
New jurisdictions and regulatory licensing costs	266	256	1,315
Non-cash charge on capitalized installation and delivery	643	1,441	1,680
Non-cash charges and loss on disposition of assets	561	234	2,478
Other adjustments	2,597	1,286	1,809
Interest expense	17,235	41,642	59,963
Interest income	(42)	(82)	(57)
Other expense (income)	573	3,635	7,404

Loss before income taxes	$(26,187)	$(74,634)	$(84,374)

(1)	Non-cash expense related to the accretion of contract rights under development agreements and placement fees.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The following provides financial information concerning our operations by geographic area for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	Year ended December 31,
	2014	2015	2016
Revenue:
United States	72,140	110,392	138,510
Other	—	12,900	28,296

	72,140	123,292	166,806

	Year ended December 31,
	2014	2015	2016
Long-lived assets, end of year:
United States	$44,045	$63,858	$70,208
Other	69	6,909	5,169

	$44,114	$70,767	$75,377